Segment and revenue information - Revenue and Gross Profit (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	2
Revenue	$ 139,848	$ 94,973	$ 54,067
Cost of goods sold	(45,349)	(36,764)	(17,456)
Gross profit	94,499	58,209	36,611
Knilo HoldCo AB (Successor Parent)
Disclosure of operating segments [line items]
Revenue	139,848	94,973	54,067
Knilo HoldCo AB (Successor Parent) | Operating segments
Disclosure of operating segments [line items]
Revenue	128,103	87,018	49,163
Cost of goods sold	(38,907)	(32,411)	(14,785)
Gross profit	89,196	54,607	34,378
Knilo HoldCo AB (Successor Parent) | Corporate / Unallocated
Disclosure of operating segments [line items]
Revenue	11,745	7,955	4,904
Cost of goods sold	(6,442)	(4,353)	(2,671)
Gross profit	5,303	3,602	2,233
Knilo HoldCo AB (Successor Parent) | Consolidated
Disclosure of operating segments [line items]
Revenue	139,848	94,973	54,067
Cost of goods sold	(45,349)	(36,764)	(17,456)
Gross profit	94,499	58,209	36,611
Knilo HoldCo AB (Successor Parent) | Kit
Disclosure of operating segments [line items]
Revenue	55,091	26,797	14,759
Cost of goods sold	(7,131)	(4,112)	(2,671)
Gross profit	47,960	22,685	12,088
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments
Disclosure of operating segments [line items]
Revenue	55,091	26,797	14,759
Knilo HoldCo AB (Successor Parent) | Service
Disclosure of operating segments [line items]
Revenue	73,012	60,221	34,404
Cost of goods sold	(31,776)	(28,299)	(12,114)
Gross profit	41,236	31,922	22,290
Knilo HoldCo AB (Successor Parent) | Service | Operating segments
Disclosure of operating segments [line items]
Revenue	$ 73,012	$ 60,221	$ 34,404